Investment Contract Liabilities - Summary of Movement in Investment Contract Liabilities Measured at Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,265
Ending balance	3,104	$ 3,265
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	782	639
New policies	66	96
Changes in market conditions	62	76
Redemptions, surrenders and maturities	(86)	(86)
Impact of changes in foreign exchange rates	(35)	57
Ending balance	$ 789	$ 782